Paras Madho
Director
Securities Operations

20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyx.com

NYSE Euronext

[redacted]

09004121

Received SEC
FEB 13 2009
Washington, DC 20549

1-31616

February 13, 2009

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, INTERNATIONAL LEASE FINANCE CORPORATION, 6.625% Notes due November 15, 2013 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 9, 2009. Tentative listing date – February 17, 2009.

Sincerely,

END